Property, Plant and Equipment - Lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Lease liabilities
Current portion (classified under other current liabilities)	$ 3,068	$ 1,432
Non-current portion (classified under other non-current liabilities)	7,386	2,788
Total lease liabilities	$ 10,454	$ 4,220